Annual Fund Operating Expenses	Aug. 31, 2024
Eaton Vance Georgia Municipal Income Fund | Class A
Operating Expenses:
Management Fees	0.34%
Distribution and Service (12b-1) Fees	0.20%
Other Expenses	0.17%
Total Annual Fund Operating Expenses	0.71%
Eaton Vance Georgia Municipal Income Fund | Class C
Operating Expenses:
Management Fees	0.34%
Distribution and Service (12b-1) Fees	0.95%
Other Expenses	0.17%
Total Annual Fund Operating Expenses	1.46%
Eaton Vance Georgia Municipal Income Fund | Class I
Operating Expenses:
Management Fees	0.34%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.17%
Total Annual Fund Operating Expenses	0.51%
Eaton Vance Maryland Municipal Income Fund | Class A
Operating Expenses:
Management Fees	0.31%
Distribution and Service (12b-1) Fees	0.20%
Other Expenses	0.22%
Total Annual Fund Operating Expenses	0.73%
Eaton Vance Maryland Municipal Income Fund | Class C
Operating Expenses:
Management Fees	0.31%
Distribution and Service (12b-1) Fees	0.95%
Other Expenses	0.22%
Total Annual Fund Operating Expenses	1.48%
Eaton Vance Maryland Municipal Income Fund | Class I
Operating Expenses:
Management Fees	0.31%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.22%
Total Annual Fund Operating Expenses	0.53%
Eaton Vance Missouri Municipal Income Fund | Class A
Operating Expenses:
Management Fees	0.33%
Distribution and Service (12b-1) Fees	0.20%
Other Expenses	0.18%
Total Annual Fund Operating Expenses	0.71%
Eaton Vance Missouri Municipal Income Fund | Class C
Operating Expenses:
Management Fees	0.33%
Distribution and Service (12b-1) Fees	0.95%
Other Expenses	0.18%
Total Annual Fund Operating Expenses	1.46%
Eaton Vance Missouri Municipal Income Fund | Class I
Operating Expenses:
Management Fees	0.33%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.18%
Total Annual Fund Operating Expenses	0.51%
Eaton Vance North Carolina Municipal Income Fund | Class A
Operating Expenses:
Management Fees	0.37%
Distribution and Service (12b-1) Fees	0.20%
Other Expenses	0.13%
Total Annual Fund Operating Expenses	0.70%
Eaton Vance North Carolina Municipal Income Fund | Class C
Operating Expenses:
Management Fees	0.37%
Distribution and Service (12b-1) Fees	0.95%
Other Expenses	0.13%
Total Annual Fund Operating Expenses	1.45%
Eaton Vance North Carolina Municipal Income Fund | Class I
Operating Expenses:
Management Fees	0.37%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.13%
Total Annual Fund Operating Expenses	0.50%
Eaton Vance Oregon Municipal Income Fund | Class A
Operating Expenses:
Management Fees	0.37%
Distribution and Service (12b-1) Fees	0.20%
Other Expenses	0.14%
Total Annual Fund Operating Expenses	0.71%
Eaton Vance Oregon Municipal Income Fund | Class C
Operating Expenses:
Management Fees	0.37%
Distribution and Service (12b-1) Fees	0.95%
Other Expenses	0.15%
Total Annual Fund Operating Expenses	1.47%
Eaton Vance Oregon Municipal Income Fund | Class I
Operating Expenses:
Management Fees	0.37%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.14%
Total Annual Fund Operating Expenses	0.51%
Eaton Vance South Carolina Municipal Income Fund
Operating Expenses:
 Interest Expense	0.02%
 Expenses other than Interest Expense	0.12%
Eaton Vance South Carolina Municipal Income Fund | Class A
Operating Expenses:
Management Fees	0.37%
Distribution and Service (12b-1) Fees	0.20%
Other Expenses	0.14%
Total Annual Fund Operating Expenses	0.71%
Eaton Vance South Carolina Municipal Income Fund | Class C
Operating Expenses:
Management Fees	0.37%
Distribution and Service (12b-1) Fees	0.95%
Other Expenses	0.14%
Total Annual Fund Operating Expenses	1.46%
Eaton Vance South Carolina Municipal Income Fund | Class I
Operating Expenses:
Management Fees	0.37%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.14%
Total Annual Fund Operating Expenses	0.51%
Eaton Vance Virginia Municipal Income Fund | Class A
Operating Expenses:
Management Fees	0.28%
Distribution and Service (12b-1) Fees	0.20%
Other Expenses	0.26%
Total Annual Fund Operating Expenses	0.74%
Eaton Vance Virginia Municipal Income Fund | Class C
Operating Expenses:
Management Fees	0.28%
Distribution and Service (12b-1) Fees	0.95%
Other Expenses	0.26%
Total Annual Fund Operating Expenses	1.49%
Eaton Vance Virginia Municipal Income Fund | Class I
Operating Expenses:
Management Fees	0.28%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.26%
Total Annual Fund Operating Expenses	0.54%